UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07326
                                                    -----------

                          Gabelli Investor Funds, Inc.
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                    ----------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                    ----------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                      Date of fiscal year end: December 31
                                             ---------------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
      SHARES                                       VALUE*
      ------                                      -------
              COMMON STOCKS -- 64.3%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.0%
       20,537 BERU AG .......................... $  1,714,687
       25,000 Dana Corp. .......................      235,250
        5,000 Federal-Mogul Corp.+ .............        2,499
                                                 ------------
                                                    1,952,436
                                                 ------------
              AVIATION: PARTS AND SERVICES -- 0.1%
          500 Aviall Inc.+ .....................       16,890
       15,000 Fairchild Corp., Cl. A+ ..........       34,800
        8,000 Kaman Corp., Cl. A ...............      163,600
                                                 ------------
                                                      215,290
                                                 ------------
              BROADCASTING -- 0.5%
       10,000 Cogeco Inc. ......................      234,408
       50,000 Crown Media Holdings Inc.,
               Cl. A+ ..........................      547,500
        6,000 Liberty Corp. ....................      281,340
          500 Salem Communications Corp.,
               Cl. A+ ..........................        9,220
                                                 ------------
                                                    1,072,468
                                                 ------------
              BUSINESS SERVICES -- 0.9%
        1,000 CCC Information Services
               Group Inc.+ .....................       26,130
          500 Exel plc .........................       10,821
      150,000 Intermix Media Inc.+ .............    1,794,000
                                                 ------------
                                                    1,830,951
                                                 ------------
              CABLE AND SATELLITE -- 0.1%
       10,000 PanAmSat Holding Corp. ...........      242,000
                                                 ------------
              COMPUTER SOFTWARE AND SERVICES -- 2.7%
       20,000 PalmSource Inc.+ .................      361,000
      480,000 Siebel Systems Inc. ..............    4,958,400
    1,215,000 StorageNetworks Inc. Escrow+ (a) .       36,450
                                                 ------------
                                                    5,355,850
                                                 ------------
              CONSUMER PRODUCTS -- 1.4%
      109,800 Action Performance
               Companies Inc. ..................    1,372,500
       60,000 Levcor International Inc.+ .......       72,600
        3,000 Maytag Corp. .....................       54,780
       33,000 Packaging Dynamics Corp. .........      415,800
       12,000 Reebok International Ltd. ........      678,840
       61,035 Revlon Inc., Cl. A+ ..............      196,533
                                                 ------------
                                                    2,791,053
                                                 ------------
              CONSUMER SERVICES -- 0.3%
        3,000 Expedia Inc.+ ....................       59,430
       17,500 IAC/InterActiveCorp+ .............      443,625
                                                 ------------
                                                      503,055
                                                 ------------
              DIVERSIFIED INDUSTRIAL -- 1.7%
        6,000 Ampco-Pittsburgh Corp. ...........       93,000
       55,120 Harbor Global Co. Ltd.+ ..........      501,592
        2,000 Honeywell International Inc. .....       75,000
        4,000 Katy Industries Inc.+ ............        9,760
       50,945 WHX Corp.+ .......................      560,396
       40,000 York International Corp. .........    2,242,800
                                                 ------------
                                                    3,482,548
                                                 ------------
              ELECTRONICS -- 1.4%
       49,700 BEI Technologies Inc. ............    1,739,003
       10,400 Integrated Device
               Technology Inc.+ ................      111,696
        1,000 Leica Geosystems AG ..............      452,667
       80,000 Monolithic System
               Technology Inc.+ ................      437,600
        1,140 Safran SA ........................       24,607
                                                 ------------
                                                    2,765,573
                                                 ------------
              ENERGY AND UTILITIES -- 10.6%
        5,000 BayCorp Holdings Ltd.+ ...........       68,500
      160,000 Deer Creek Energy Ltd.+ ..........    4,404,301
       25,000 East Surrey Holdings plc .........      220,474
       11,000 Electrabel SA ....................    5,512,890
      165,000 Endesa SA ........................    4,416,261
          664 Kerr-McGee Corp. .................       64,481
       30,000 Northeast Utilities ..............      598,500
          715 Petrohawk Energy Corp.+ ..........       10,303
        6,000 PetroKazakhstan Inc., Cl. A ......      326,580
       25,000 Progress Energy Inc., CVO+ .......        2,250
       85,000 Spinnaker Exploration Co.+ .......    5,498,650
        6,000 Tipperary Corp.+ .................       44,220
                                                 ------------
                                                   21,167,410
                                                 ------------

                                                   MARKET
      SHARES                                       VALUE*
      ------                                      -------
              ENTERTAINMENT -- 0.1%
        1,000 Discovery Holding Co., Cl. A+ .... $     14,440
       25,000 GC Companies Inc.+ (a) ...........       21,500
       10,000 Liberty Media Corp., Cl. A+ ......       80,500
                                                 ------------
                                                      116,440
                                                 ------------
              EQUIPMENT AND SUPPLIES -- 4.5%
       25,000 Baldwin Technology Co. Inc.,
               Cl. A+ ..........................      107,750
      155,000 BPB plc ..........................    2,012,134
       45,000 Domnick Hunter Group plc .........      567,500
        4,500 HeidelbergCement AG ..............      324,446
      140,000 Imagistics International Inc.+ ...    5,859,000
                                                 ------------
                                                    8,870,830
                                                 ------------
              FINANCIAL SERVICES -- 3.8%
       15,000 Amegy Bancorporation Inc. ........      339,450
        5,000 Ameritrade Holding Corp.+ ........      107,400
        2,000 Amvescap plc, ADR ................       26,060
       17,000 Argonaut Group Inc.+ .............      459,170
       15,000 Banca Antonveneta SpA ............      472,147
       45,000 Commercial Federal Corp. .........    1,536,300
        1,000 Cornerstone Bancorp Inc. .........       35,900
      541,400 E-LOAN Inc.+ .....................    2,268,466
       16,000 Fifth Third Bancorp ..............      587,680
        1,000 First Data Corp. .................       40,000
       17,000 Gold Banc Corp. Inc. .............      253,300
        1,000 Instinet Group Inc. ..............        4,970
        1,500 Leucadia National Corp. ..........       64,650
       36,000 MBNA Corp. .......................      887,040
          500 New Valley Corp.+ ................        4,505
       21,500 RAS SpA ..........................      489,406
                                                 ------------
                                                    7,576,444
                                                 ------------
              FOOD AND BEVERAGE -- 11.8%
       12,100 Cruzan International Inc.+ .......      338,921
       20,000 Denny's Corp.+ ...................       83,000
      258,900 Dreyer's Grand Ice Cream
               Holdings Inc.,
               Cl. A ...........................   21,253,101
          500 Genesee Corp., Cl. A+ ............          800
       12,200 Genesee Corp., Cl. B+ ............       20,740
      142,100 Grupo Continental SA .............      248,612
        6,320 Pernod Ricard SA, ADR ............      279,833
        2,830 Taittinger SA ....................    1,141,796
                                                 ------------
                                                   23,366,803
                                                 ------------
              HEALTH CARE -- 9.1%
      185,000 Beverly Enterprises Inc.+ ........    2,266,250
      152,200 BioSource International Inc.+ ....    1,916,198
        6,000 Chiron Corp.+ ....................      261,720
       40,000 Eyetech Pharmaceuticals Inc.+ ....      718,400
       10,000 Guidant Corp. ....................      688,900
       48,000 IDX Systems Corp.+ ...............    2,072,640
       15,000 IMS Health Inc. ..................      377,550
        1,000 INAMED Corp.+ ....................       75,680
       99,000 LabOne Inc.+ .....................    4,306,500
      111,700 Priority Healthcare Corp.,
               Cl. B+ ..........................    3,111,962
       50,000 Renal Care Group Inc.+ ...........    2,366,000
                                                 ------------
                                                   18,161,800
                                                 ------------
              HOTELS AND GAMING -- 4.2%
      130,000 Argosy Gaming Co.+ ...............    6,108,700
       20,000 GTECH Holdings Corp. .............      641,200
       14,000 Las Vegas Sands Corp.+ ...........      460,740
        6,600 Societe du Louvre ................    1,159,690
                                                 ------------
                                                    8,370,330
                                                 ------------
              METALS AND MINING -- 1.7%
       39,000 Alcan Inc. .......................    1,237,470
        1,000 Canico Resource Corp.+ ...........       17,127
       60,000 Falconbridge Ltd. ................    1,603,613
       20,000 Gold Fields Ltd., ADR ............      290,600
       10,000 Novelis Inc. .....................      214,400
       10,000 Royal Oak Mines Inc.+ ............           35
                                                 ------------
                                                    3,363,245
                                                 ------------

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
      SHARES                                       VALUE*
      ------                                      -------
              COMMON STOCKS (CONTINUED)
              PUBLISHING -- 0.4%
       20,000 Dow Jones & Co. Inc. ............. $    763,800
                                                 ------------
              REAL ESTATE -- 1.5%
       26,300 Gables Residential Trust .........    1,147,995
       70,000 Griffin Land & Nurseries Inc.+ ...    1,715,000
          316 HomeFed Corp. ....................       18,328
        1,000 O&Y Properties Corp. .............       10,873
        1,000 ProLogis .........................       44,310
                                                 ------------
                                                    2,936,506
                                                 ------------
              RETAIL -- 3.5%
        1,000 Albertson's Inc. .................       25,650
          500 Brookstone Inc.+ .................        9,970
          500 Electronics Boutique
               Holdings Corp.+ .................       31,420
       30,000 Neiman Marcus Group Inc., Cl. A ..    2,998,500
       26,600 Neiman Marcus Group Inc., Cl. B ..    2,655,478
        1,000 Saks Inc.+ .......................       18,500
        2,000 ShopKo Stores Inc.+ ..............       51,040
       35,000 TBC Corp.+ .......................    1,207,150
                                                 ------------
                                                    6,997,708
                                                 ------------
              TELECOMMUNICATIONS -- 2.7%
       40,000 AT&T Corp. .......................      792,000
       10,141 ATX Communications Inc.+ .........          116
       25,765 Corning Inc.+ ....................      498,037
       31,900 MCI Inc. .........................      809,303
       20,000 TDC A/S ..........................    1,075,814
        3,000 Telegroup Inc.+ ..................            0
      800,000 Versatel Telecom
               International NV+ ...............    2,115,258
                                                 ------------
                                                    5,290,528
                                                 ------------
              WIRELESS COMMUNICATIONS -- 0.3%
          500 American Tower Corp., Cl. A+ .....       12,475
       14,000 Metricom Inc.+ ...................           34
       10,000 Telesystem International
               Wireless Inc. ...................        9,050
       10,000 United States Cellular Corp.+ ....      534,200
       50,000 Winstar Communications Inc.+ (a) .           50
                                                 ------------
                                                      555,809
                                                 ------------
              TOTAL COMMON STOCKS ..............  127,748,877
                                                 ------------
              PREFERRED STOCKS -- 0.0%
              COMMUNICATIONS EQUIPMENT -- 0.0%
              RSL Communications Ltd.,
        2,000  7.500% Cv. Pfd., Ser. A+ (a)(b) .            0
        1,000  7.500% Cv. Pfd.+ (a)(b) .........            0
                                                 ------------
                                                            0
                                                 ------------
              HOME FURNISHINGS -- 0.0%
        8,000 O'Sullivan Industries
               Holdings Inc.,
               12.000% Pfd.+ ...................          400
                                                 ------------
              TOTAL PREFERRED STOCKS ...........          400
                                                 ------------

     PRINCIPAL
      AMOUNT
     ---------
              CORPORATE BONDS -- 0.6%
              BUSINESS SERVICES -- 0.5%
  $ 1,500,000 GP Strategies Corp., Sub. Deb.,
               6.000%, 08/14/08 (a)(c) .........    1,004,344
                                                 ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
      100,000 Exodus Communications Inc.,
               Sub. Deb. Cv.,
               5.250%, 02/15/08+ (a)(b) ........            0
                                                 ------------
              ENERGY AND UTILITIES -- 0.1%
      250,000 Mirant Corp., Deb. Cv.,
               2.500%, 06/15/21+ (b) ...........      258,750
                                                 ------------
              RETAIL -- 0.0%
      200,000 RDM Sports Group Inc., Sub. Deb.,
               8.000%, 08/15/03+ (a)(b) ........            0
                                                 ------------

     PRINCIPAL                                     MARKET
      AMOUNT                                       VALUE*
     ---------                                     ------
              TRANSPORTATION -- 0.0%
  $   850,000 Builders Transport Inc.,
               Sub. Deb. Cv.,
               6.500%, 05/01/11+ (a)(b) ........ $          0
                                                 ------------
              TOTAL CORPORATE BONDS ............    1,263,094
                                                 ------------

      SHARES
      ------
              WARRANTS -- 0.4%
              BUSINESS SERVICES -- 0.4%
      187,500 GP Strategies Corp.,
               expire 08/14/08+ (a)(c) .........      696,844
                                                 ------------
              CONSUMER PRODUCTS -- 0.0%
       10,396 Pillowtex Corp.,
               expire 11/24/09+ ................            1
                                                 ------------
              DIVERSIFIED INDUSTRIAL -- 0.0%
      284,777 National Patent Development Corp.,
               expire 08/14/08+ (a)(c)                109,680
        6,534 WHX Corp., expire 02/28/08+ ......       17,153
                                                 ------------
                                                      126,833
                                                 ------------
              TOTAL WARRANTS ...................      823,678
                                                 ------------

     PRINCIPAL
      AMOUNT
     ---------
              U.S. GOVERNMENT OBLIGATIONS -- 34.7%
  $69,348,000 U.S. Treasury Bills,
                3.247% to 3.498%++,
               10/06/05 to 12/29/05 ............   68,978,200
                                                 ------------
              TOTAL INVESTMENTS -- 100.0%
               (Cost $196,217,251) ............. $198,814,249
                                                 ============
----------------
              For Federal tax purposes:
              Aggregate cost ................... $196,217,251
                                                 ============
              Gross unrealized appreciation .... $  5,063,471
              Gross unrealized depreciation ....   (2,466,473)
                                                 ------------
              Net unrealized appreciation
               (depreciation) .................. $  2,596,998
                                                 ============
----------------
 (a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2005, the market value of fair valued securities amounted to $1,868,868 or 0.94% of total investments.
 (b)  Security in default.
 (c) At September 30, 2005, the Fund held restricted securities amounting to $1,810,868 or 0.91% of net assets, which were valued under methods approved by the Board as follows:

ACQUISITION                                                            9/30/05
  SHARES/                                                              CARRYING
 PRINCIPAL                                   ACQUISITION  ACQUISITION    VALUE
  AMOUNT    ISSUER                              DATE         COST      PER UNIT
 -------    ------                           -----------  -----------  --------
   284,777  National Patent Development Corp.
             warrants expire 08/14/08 ........ 11/24/04  $     0.00    $ 0.3851
   187,500  GP Strategies Corp.
             warrants expire 08/14/08 ........ 08/08/03     477,799      3.7165
$1,500,000  GP Strategies Corp.,Sub. Deb.,
             6.000%, 08/14/08 ................ 08/08/03   1,022,201     66.9563
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
 ADR  American Depository Receipt
 CVO  Contingent Value Obligation
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
               Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Investor Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     November 28, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date    November 28, 2005
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.